Short-term investments (Details Narrative) - 12 months ended Sep. 30, 2022 - Monarch Mining Corporation [member] $ / shares in Units, $ in Thousands, $ in Millions	USD ($) Unit $ / Unit shares	CAD ($) Unit $ / shares $ / Unit shares
IfrsStatementLineItems [Line Items]
Number of units acquired | Unit	1,666,667	1,666,667
Short-term investments purchased price per unit | $ / Unit	0.60	0.60
Short-term investments purchased cost	$ 799	$ 1
Number of common share consists of each unit	1	1
Number of transferable common share purchase warrant consists of each unit	1	1
Short-term investments purchased, value of additional common share for period of 60 months following the date of issuance thereof | $ / shares		$ 0.95